Segment Information (Summary of operating results of business segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 27,280	$ 25,412	$ 51,738	$ 47,162	$ 99,275
Income (loss) from operations	1,735	1,093	2,107	2,231	(10,059)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	27,280	25,412	51,738	47,162	99,275
Income (loss) from operations	3,311	2,491	5,094	5,184	(8,573)
Operating Segments [Member] | Printed Circuit Boards [Member]
Segment Reporting Information [Line Items]
Revenues	7,520	8,510	15,206	15,932	30,138
Income (loss) from operations	(817)	(966)	(2,109)	(1,348)	(5,902)
Operating Segments [Member] | Microelectronics [Member]
Segment Reporting Information [Line Items]
Revenues	19,760	16,902	36,532	31,230	69,137
Income (loss) from operations	$ 4,128	$ 3,457	$ 7,203	$ 6,532	$ (2,671)